EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Net income (loss) attributable to owners of the group (€ thousand)	€ (47,840)	€ (10,123)	€ (71,042)	€ (84,111)	€ 36,868
Weighted average number of ordinary shares outstanding (basic)	56,874,242	43,062,427	38,062,427	34,935,357	28,725,000
Basic loss per share	€ (0.84)	€ (0.24)	€ (1.87)	€ (2.41)	€ 1.28
Weighted average number of ordinary shares outstanding (diluted)	56,874,242	43,062,427
Diluted loss per share	€ (0.84)	€ (0.24)	€ (1.87)	€ (2.41)	€ 1.28